Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Property and Equipment, Net [Abstract]
Non-cancellable term				49 years
Depreciation expenses	$ 1,232	$ 1,102	$ 1,074
Total cost	47	14
Total accumulated depreciation	$ 12	$ 14